INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES
INCOME TAXES

12.INCOME TAXES

Cayman Islands

The Group is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Group is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Hong Kong

On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was announced on the following day. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD 2 million will be taxed at 16.5%. The Group’s Hong Kong subsidiaries did not have assessable profits that were derived in Hong Kong for the years ended December 31, 2020 and 2021. Therefore, no Hong Kong profit tax has been provided for the years ended December 31, 2019, 2020 and 2021.

PRC

The Group’s PRC subsidiary, VIEs are subject to the PRC Enterprise Income Tax Law (“EIT Law”) and are taxed at the statutory income tax rate of 25%, unless otherwise specified.

The components of the income tax expense are as follows:

	For the years ended December 31,
	2019	2020	2021
Current income tax benefit	$—	$—	$729
Deferred income tax expense	—	—	—
Total income tax benefit	$—	$—	$729

12.INCOME TAXES-CONTINUED

PRC-Continued

The reconciliations of the statutory income tax rate and the Group’s effective income tax rate are as follows:

	For the years ended December 31,
	2019	2020	2021
Net loss before provision for income taxes	$110	$166	$196,657
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	27	42	49,164
Impairment of goodwill	—	—	(35,914)
Reversal of taxable deemed interest income from inter-company interest-free loans	—	—	1,354
Fair value change on warrants	—	—	500
Non-deductible loss and SBC expenses not deductible for tax purposes	—	—	(13,262)
Effect of income tax rate differences in jurisdictions other than the PRC	—	—	(437)
NOL not applicable for carryforward	(1)	(56)	(193)
Change in valuation allowance	(26)	14	(483)
Income tax benefit	$—	$—	$729
Effective tax rates	—%	—%	0.38%

The tax effect of temporary difference under ASC Topic 740 “Accounting for Income Taxes” that gives rise to deferred tax asset as of December 31, 2020 and 2021 is as follows:

The tax effect of temporary difference balance as of December 31, 2021 were mainly from KAH Group as a result of the reverse acquisition.

	As of December 31,
	2019	2020	2021
Deferred tax assets:
Write-down of Prepaid expenses and other current assets	$—	$—	$4,249
Write-down of inventory	—	—	3,874
Provision for doubtful accounts	—	—	2,315
Write down of Other non-current assets	—	—	1,054
Accrued expense	—	—	207
Accrued payroll and welfare	—	—	61
Advertising expense	—	—	6
Net operating loss carry forwards	402	388	13,474
Subtotal	402	388	25,240
Valuation allowance	(402)	(388)	(25,240)
Deferred tax assets, net	$—	$—	$—

The Company had total deferred tax assets related to net operating loss carry forwards at $388 and $13,474 as of December 31, 2020 and 2021, respectively. The Company assessed the available evidence to estimate if sufficient future taxable income would be generated to use the existing deferred tax assets. As of December 31, 2020 and 2021, full valuation allowances were established because the Company believes that it is more likely than not that its deferred tax assets will not be utilized as it does not expect to generate sufficient taxable income in the near future. As of December 31, 2021, the Company had net operating losses from several of its PRC entities of $53,241, which can be carried forward to offset future taxable profit. The net operating loss of $25,695, $8,939, $10,634, $5,628 and $2,345 will expire by 2022, 2023, 2024, 2025 and 2026, respectively, if not utilized. As of December 31, 2021, the Company had net operating loss of $3 from Hong Kong subsidiaries which do not have an expiring date.

12.INCOME TAXES-CONTINUED

PRC-Continued

The movements of the valuation allowance are as follows:

	As of December 31,
	2019	2020	2021
Balance at the beginning of the year	381	402	388
Current year addition	27	63	1,454
Current year reversal	—	—	(753)
Reduction due to usage of NOL	—	(21)	(25)
Reduction due to statute expiration	(1)	(56)	(193)
Reverse acquisition	—	—	23,843
Exchange rate effect	(5)	—	526
Balance at the end of the year	402	388	25,240

Since January 1, 2008, the relevant tax authorities have not conducted a tax examination on the Company’s PRC entities. In accordance with relevant PRC tax administration laws, tax years from 2017 to present of the Company’s PRC subsidiaries and VIEs and VIEs’ subsidiaries remain subject to tax audits as of December 31, 2021 at the tax authority’s discretion.